39 Additional information to the Statement of Cash Flows (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Contract Assets	R$ 1,406,454	R$ 1,039,234	R$ 813,450
Property, plant and equipment acquisitions	273,823	551,162	1,455,318
Right-of-use assets	132,521
Foz do Chopim Energetica Ltda [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accounts payable to suppliers			19,461
Purchases made in installments and not settled [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contract Assets	104,834	48,068	50,927
Property, plant and equipment acquisitions	R$ 21,773	R$ 52,446	R$ 71,454